GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Equity Income VIP Fund (the “Fund”)

Supplement dated July 8, 2022

to the Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”)

Dated May 1, 2022

Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP and no longer serves as a portfolio manager of the Fund. Matthew C. Hand and Adam H. Illfelder remain as the portfolio managers of the Fund. All references and corresponding disclosure related to Mr. Reckmeyer in the Prospectus, Summary Prospectus and the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.